SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the US GAAP.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group's ability to generate cash flows from operations, and the Group's ability to arrange adequate financing arrangements to support its working capital requirements.

The Group recorded net losses of $246,527,916, $24,056,359 and $31,465,947 for the years ended December 31, 2012, 2013 and 2014, respectively, and the Group's current assets exceeded its current liabilities by $17,982,735 as at December 31, 2014. As at the same date, the Group had cash and cash equivalents of $19,484,553 with bank borrowings due within one year of $13,847,031 and convertible promissory notes of $4,000,000 due within one year.

The Directors are of the opinion that adequate sources of liquidity will exist to fund the Group's working capital and capital expenditure requirements, and to meet its liabilities related to convertible promissory notes, and to meet short term debt obligations, other liabilities and commitments as they become due.

Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All inter-company transactions and balances have been eliminated on consolidation.

Noncontrolling interest
(c)	Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Significant risks and uncertainties
(d)	Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in note 1; and general risks associated with the advertising industry.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash
(f)	Restricted cash

Restricted cash represents the amount of cash pledged as securities for outstanding bank loans to financial institutions and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal. Restricted cash pledged as securities for outstanding short-term bank loans to financial institutions is classified as current asset. Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

Accounts receivable
(g)	Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Intangible Assets, net
(h)	Intangible Assets, net

Intangible assets, which consist of concession contracts, customer base, non-compete agreements, technology, trademark and patents are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

Fixed assets, net
(i)	Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization. Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life
Media display equipment	5 years
Wi-Fi equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Investments under equity method
(j)	Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees. Because the operations of the Group's investees under equity method form an integral part to the Group's operating activities, the Group's share of undistributed earnings or losses of these entities is classified as part of the Group's operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments
(k)	Other investments

The Group's investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. No impairment charge is recognized for long-lived assets during the years ended December 31, 2013 and 2014. The Group recorded impairment charges of $36,449,082 against intangible assets in the consolidated statements of operations during the year ended December 31, 2012 as detailed in Note 8.

Goodwill
(m)	Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized but rather tested for impairment at least annually. The Company test goodwill for impairment in December of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

The goodwill of the Company was fully impaired as of December 31, 2013 and 2014. The Group recorded impairment charges of $142,365,329 against goodwill in the consolidated statements of operations during the year ended December 31, 2012 as detailed in Note 7.

Convertible promissory notes
(n)	Convertible promissory notes

The Company determines the appropriate accounting treatment of its convertible promissory notes in accordance with the terms in relation to the conversion feature, call and put option, beneficial conversion feature and settlement feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components.

Convertible promissory notes are classified as a current liability if their maturity is or will be within one year from the balance sheet date.

Contingencies
(o)	Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

Time-based advertising services
(p)	Revenue recognition

(1)	Time-based advertising services

For time-based advertising services, the Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

Barter transactions
(2)	Barter transactions

The Group engages in barter transactions which are generally recorded at fair value. The revenues contributed by barter transactions accounted for 0.3%, 2% and 0.9% of the Group's total revenues for the years ended December 31, 2012, 2013 and 2014, respectively.

Sales of advertising equipment
(3)	Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are met: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including, the equipment necessary for the operation of PIDS, free post-delivery support and training. The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS. Recognition of revenue from the sales of PIDS is deferred until all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to $926,464, $1,624,055 and $1,394,621 for the years ended December 31, 2012, 2013 and 2014, respectively.

Cost of revenues
(q)	Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, business taxes and surcharges and other operating costs. Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totalling $3,392,558, $1,209,283 and $1,301,940 for the years ended December 31, 2012, 2013 and 2014, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS. Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

Operating leases
(r)	Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Foreign currency translation
(s)	Foreign currency translation

The functional and reporting currency of the Group is the United States dollars ("US dollars"). Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date. Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company's subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi ("RMB") or Hong Kong Dollar ("HKD"), which are also their respective functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period. Translation adjustments are reported as cumulative translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

Net loss per share
(t)	Net loss per share

Basic net loss per share is computed by dividing net loss attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company's dilutive securities consist of convertible promissory notes, outstanding share options and restricted shares. Convertible promissory notes and certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted loss per share as their effect is anti-dilutive. The Company had outstanding share options amounted to 1,488,696, 1,418,420 and 1,409,060 as of December 31, 2012, 2013 and 2014, respectively. As of December 31, 2012, 2013 and 2014, the Company had outstanding restricted shares of 443,351, 1,104,400 and 1,195,400, respectively.

The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(246,409,192)	$(23,967,870)	$(31,077,215)

Denominator:
Weighted average shares outstanding-basic	101,351,222	101,495,442	101,601,913

Weighted average number of shares outstanding-diluted	101,351,222	101,495,442	101,601,913

Basic net loss per share	$(2.43)	$(0.24)	$(0.31)
Diluted net loss per share	(2.43)	(0.24)	(0.31)

During the years ended December 31, 2012, 2013 and 2014, the Company had convertible promissory notes and share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive, such share options consist of 1,932,047, 2,522,820 and 2,604,460, respectively.

Income taxes
(u)	Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carry forwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expense) benefits.

Accounting for Derivative Instruments
(v)	Accounting for Derivative Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency.

The Company reviews the terms of convertible debt and equity instruments it issues to determine whether there are derivative instruments, including an embedded conversion option that is required to be bifurcated and accounted for separately as a derivative financial instrument. Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense.

Share-based compensation
(w)	Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expense over the requisite service periods with a corresponding credit to additional paid-in capital. For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expense is accrued if it is probable that the performance condition will be achieved, and compensation expense is not accrued if it is not probable that the performance condition will be achieved.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

Comprehensive income (loss)
(x)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.

Use of estimates
(y)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful debts and valuations of deferred tax assets. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from those estimates.

Government grants
(z)	Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are recognized after the grants have been received and all of the conditions specified in the grant have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

The Company received government incentive of $756,757, $2,783,085 and $4,165,627 from the local government for its business operations for the years ended December 31, 2012, 2013 and 2014, respectively. This incentive has been classified as operating profit because it was related to the Company's business operations.

Advertising costs
(aa)	Advertising costs

Advertising costs are expensed as incurred. Advertising costs amounted to $12,126,729, $4,142,101 and $190,697 for years ended December 31, 2012, 2013 and 2014, respectively, and were included in selling and marketing expenses.

Concentration of Risks
(ab)	Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable. As of December 31, 2012, 2013 and 2014, substantially all of the Group's cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is no individual customers with balances over 10% of the accounts receivable as of December 31, 2013, and one customer accounted for 11% and 13% of the accounts receivable as of December 31, 2012 and 2014, respectively.

Current vulnerability due to certain other concentrations

Substantially all of the Group's businesses are transacted in RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People's Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

Fair value of financial instruments
(ac)	Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Measured at fair value on a recurring basis

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2013.

The Group's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2014 include derivative instrument - embedded conversion option. Derivative instrument - embedded conversion option carried at fair value and the fair value of these embedded conversion option approximated the amounts the Group would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on valuation model that involved the probabilities of Qualified Financing (as defined in Note 18) and other market-based observable inputs such as interest rate yields. Since significant unobservable inputs are used in the valuation model, the derivative instrument - embedded conversion option represented a level 3 measurement in the fair value hierarchy. The significant unobservable input used was the probabilities of Qualified Financing. Significant increase (decrease) in the probability would result in a significantly higher (lower) fair value.

The following table shows the fair value of the Company's financial assets and liabilities measured at recurring basis as of December 31, 2013 and 2014:

	December 31, 2013				December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs		instruments	inputs	inputs
	(level 1)	(level 2)	(level 3)	Total	(level 1)	(level 2)	(level 3)	Total

Derivative instrument - embedded conversion option	-	-	-	-	-	-	$3,398,642	$3,398,642

Fair Value measurement Using Significant Unobservable is inputs (level 3):

Derivative instrument
- embedded conversion
Option

At January 1, 2014	$-
Issuance of embedded conversion option	3,556,160
Transfer into Level 3	-
Transfer out of Level 3	-
Total gains or losses for the period (included in earning)	(157,518)
$3,398,642

Measured at fair value on a non-recurring basis

Other than the impaired goodwill and intangible assets (see Note 7 and Note 8), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis. The estimated fair value of the impaired goodwill and intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, derivative instrument, accounts payable, amounts due to related parties and other current liabilities approximate their fair values due to the short term nature of these instruments.

The Group measures certain assets, including the cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Accounting pronouncements recently adopted and issued accounting standards
(ad)	Accounting pronouncements recently adopted

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments require an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance was effective for the Group as of January 1, 2014 and did not have a material impact on the Group's consolidated financial results or disclosures.

(ae)	Recently issued accounting standards

In May 2014, the FASB issued an Accounting Standard Update(“ASU”) which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principal of this new revenue recognition model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for interim and fiscal years beginning after December 15, 2016, and early adoption is not permitted. The guidance can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. On April 29, 2015, the FASB issued a proposed ASU to defer for one year the effective date of this ASU. Management is currently assessing the potential impact of adopting this guidance on the Group's consolidated financial statements.

In June 2014, the FASB issued an ASU which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The guidance is effective for interim and fiscal years beginning after December 15, 2015, with early adoption permitted. The guidance can be applied either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the consolidated financial statements and to all new or modified awards thereafter. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial statements.

In August 2014, FASB issued ASU 2014-15, providing guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions or events raise substantial doubt about the entity's ability to continue as a going concern.” The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The adoption of this guidance is expected to have an impact on disclosure in the Group's consolidated financial statements.

The FASB has issued ASU 2015-03 which changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The ASU specifies that “debt issuance costs related to a note shall be reported in the balance sheet as a direct deduction from the face amount of that note” and that “amortization of debt issuance costs also shall be reported as interest expense.” The ASU's Basis for Conclusions observes that in practice, debt issuance costs incurred before the associated funding is received (i.e., before the issuance of the debt liability) are deferred on the balance sheet until that debt liability amount is recorded.

The amendments do not affect the current guidance on the recognition and measurement of debt issuance costs. For example, the costs of issuing convertible debt would not change the calculation of the intrinsic value of an embedded conversion option that represents a beneficial conversion feature under ASC 470-20-30-13. Thus, entities may still need to track debt issuance costs separately from a debt discount.

For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted for financial statements that have not been previously issued.

The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability).

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.